RBC BlueBay Impact Bond Fund Average Annual Total Returns	12 Months Ended	50 Months Ended	60 Months Ended	71 Months Ended	96 Months Ended	120 Months Ended	169 Months Ended	330 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.03%)	(0.36%)			2.01%	2.11%	3.98%
Class A I R6 [Member] | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		1.74%
Class A I R6 [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.85%		(1.74%)	0.58%
Class A I R6 [Member] | Class I
Prospectus [Line Items]
Average Annual Return, Percent	5.95%		(0.70%)		1.34%
Class A I R6 [Member] | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.22%		(1.94%)		0.09%
Class A I R6 [Member] | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.50%		(1.05%)		0.51%
Class A I R6 [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	6.00%		(0.67%)		1.39%